American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
April 30, 2023

Strategic Allocation: Aggressive - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 53.6%
American Century Diversified Corporate Bond ETF	288,278	13,399,161
American Century Emerging Markets Bond ETF	133,102	5,054,548
American Century Focused Dynamic Growth ETF(2)	541,002	31,367,891
American Century Focused Large Cap Value ETF	658,209	39,350,499
American Century Multisector Income ETF	531,791	23,299,412
American Century Quality Diversified International ETF	726,040	32,322,720
American Century Short Duration Strategic Income ETF	70,956	3,637,992
American Century STOXX U.S. Quality Growth ETF	494,860	31,651,246
American Century STOXX U.S. Quality Value ETF	810,367	38,820,064
Avantis Emerging Markets Equity ETF	678,171	35,793,865
Avantis International Equity ETF	521,374	30,489,952
Avantis International Small Cap Value ETF	141,791	8,463,505
Avantis U.S. Equity ETF	565,043	40,225,411
Avantis U.S. Small Cap Value ETF	119,940	8,746,025
TOTAL AFFILIATED FUNDS (Cost $297,865,150)		342,622,291
COMMON STOCKS — 30.9%
Aerospace and Defense — 0.5%
Airbus SE	3,615	506,225
CAE, Inc.(2)	18,134	408,094
Curtiss-Wright Corp.	4,080	692,906
HEICO Corp.	3,621	610,645
Hensoldt AG	2,461	92,300
Huntington Ingalls Industries, Inc.	2,806	565,858
Lockheed Martin Corp.	1,055	489,995
Mercury Systems, Inc.(2)	1,755	83,661
QinetiQ Group PLC	9,063	42,348
		3,492,032
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	737	55,431
Cia de Distribucion Integral Logista Holdings SA	3,287	89,265
GXO Logistics, Inc.(2)	1,266	67,262
United Parcel Service, Inc., Class B	1,944	349,551
		561,509
Automobile Components — 0.6%
Aptiv PLC(2)	10,031	1,031,789
BorgWarner, Inc.	13,192	634,931
CIE Automotive SA	2,726	82,201
Cie Generale des Etablissements Michelin SCA	10,326	328,858
Continental AG	8,478	594,877
Fox Factory Holding Corp.(2)	902	100,005
Gentherm, Inc.(2)	893	53,267
Hyundai Mobis Co. Ltd.	2,872	467,735
Linamar Corp.	9,870	469,150
Nifco, Inc.	3,400	97,786
Stanley Electric Co. Ltd.	2,400	54,139
		3,914,738
Automobiles — 0.4%
Bayerische Motoren Werke AG	6,592	738,860

Ferrari NV	2,174	605,781
Mercedes-Benz Group AG	13,111	1,022,475
Tesla, Inc.(2)	1,955	321,226
		2,688,342
Banks — 1.3%
AIB Group PLC	25,628	110,215
Banco Bradesco SA	247,489	611,305
Banco do Brasil SA	55,500	475,686
Bank Central Asia Tbk PT	1,144,900	708,522
Bank of America Corp.	12,928	378,532
Barclays PLC	308,024	620,487
BNP Paribas SA	7,273	469,933
BPER Banca	25,952	72,891
Capitol Federal Financial, Inc.	19,317	119,765
Comerica, Inc.	502	21,772
Commerce Bancshares, Inc.	925	51,661
First Hawaiian, Inc.	23,786	454,550
Fukuoka Financial Group, Inc.	3,500	65,923
HDFC Bank Ltd., ADR	8,331	581,504
HSBC Holdings PLC	89,600	642,751
JPMorgan Chase & Co.	4,482	619,592
Jyske Bank A/S(2)	1,764	128,973
Prosperity Bancshares, Inc.	6,955	435,522
Regions Financial Corp.	10,389	189,703
Standard Chartered PLC (London)	42,415	336,060
Truist Financial Corp.	15,962	520,042
U.S. Bancorp	8,561	293,471
UniCredit SpA	4,412	87,426
Westamerica Bancorporation	3,238	131,171
		8,127,457
Beverages — 0.3%
Celsius Holdings, Inc.(2)	7,592	725,567
Duckhorn Portfolio, Inc.(2)	5,896	89,030
MGP Ingredients, Inc.	1,114	109,929
PepsiCo, Inc.	3,866	737,981
		1,662,507
Biotechnology — 0.8%
AbbVie, Inc.	3,194	482,677
ADMA Biologics, Inc.(2)	6,423	21,517
Amgen, Inc.	1,160	278,098
Apellis Pharmaceuticals, Inc.(2)(3)	998	83,263
Arcus Biosciences, Inc.(2)	589	10,514
Arcutis Biotherapeutics, Inc.(2)	2,122	29,369
Biohaven Ltd.(2)	1,800	23,544
Blueprint Medicines Corp.(2)	835	42,627
Celldex Therapeutics, Inc.(2)	662	20,813
Centessa Pharmaceuticals PLC, ADR(2)(3)	1,732	8,175
Cerevel Therapeutics Holdings, Inc.(2)(3)	1,154	33,512
CSL Ltd.	3,405	679,763
Cytokinetics, Inc.(2)	19,067	713,106
Halozyme Therapeutics, Inc.(2)	1,778	57,127
Insmed, Inc.(2)	2,420	47,190
Intellia Therapeutics, Inc.(2)	513	19,366
IVERIC bio, Inc.(2)	12,314	405,007
Karuna Therapeutics, Inc.(2)	363	72,034

Keros Therapeutics, Inc.(2)	472	20,936
Kymera Therapeutics, Inc.(2)	432	13,625
Madrigal Pharmaceuticals, Inc.(2)	125	39,000
Mineralys Therapeutics, Inc.(2)	1,719	23,121
Natera, Inc.(2)	1,822	92,412
Neurocrine Biosciences, Inc.(2)	6,660	672,926
Prometheus Biosciences, Inc.(2)	412	79,907
Relay Therapeutics, Inc.(2)	1,119	12,723
Sarepta Therapeutics, Inc.(2)	7,276	893,275
Vertex Pharmaceuticals, Inc.(2)	497	169,343
Vitrolife AB	2,880	64,842
		5,109,812
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.(2)	43,600	461,010
Amazon.com, Inc.(2)	8,303	875,551
B&M European Value Retail SA	12,401	74,864
Etsy, Inc.(2)	1,558	157,405
Isetan Mitsukoshi Holdings Ltd.(3)	7,300	80,598
JD.com, Inc., Class A	16,066	286,743
Ollie's Bargain Outlet Holdings, Inc.(2)	1,352	88,218
		2,024,389
Building Products — 0.4%
AZEK Co., Inc.(2)	3,514	95,370
Cie de Saint-Gobain	17,006	984,557
JELD-WEN Holding, Inc.(2)	6,018	76,910
Johnson Controls International PLC	7,354	440,063
Masco Corp.	3,737	199,967
Trane Technologies PLC	4,702	873,679
Trex Co., Inc.(2)	1,264	69,090
		2,739,636
Capital Markets — 1.2%
Ameriprise Financial, Inc.	1,313	400,623
Ares Management Corp., Class A	8,367	732,866
Avanza Bank Holding AB(3)	1,935	41,172
Bank of New York Mellon Corp.	20,864	888,598
BlackRock, Inc.	470	315,464
Charles Schwab Corp.	6,260	327,022
Hamilton Lane, Inc., Class A	1,311	96,594
Intercontinental Exchange, Inc.	1,933	210,562
Intermediate Capital Group PLC	2,706	44,432
London Stock Exchange Group PLC	6,076	637,939
LPL Financial Holdings, Inc.	2,104	439,399
M&A Capital Partners Co. Ltd.(2)	1,300	36,725
Man Group PLC	23,174	66,277
Morgan Stanley	7,835	704,915
MSCI, Inc.	1,574	759,376
Northern Trust Corp.	13,430	1,049,689
S&P Global, Inc.	671	243,291
T. Rowe Price Group, Inc.	5,618	631,070
		7,626,014
Chemicals — 0.7%
Air Liquide SA	3,355	603,532
Air Products & Chemicals, Inc.	817	240,492
Akzo Nobel NV	6,872	570,089
Avient Corp.	11,492	442,557

Axalta Coating Systems Ltd.(2)	7,850	247,825
Diversey Holdings Ltd.(2)	10,507	85,422
DSM-Firmenich AG(2)	4,947	647,373
Ecolab, Inc.	1,083	181,771
Element Solutions, Inc.	29,483	535,116
Linde PLC	1,615	596,662
Perimeter Solutions SA(2)	6,596	49,338
Sika AG	1,379	380,911
Tokyo Ohka Kogyo Co. Ltd.	1,700	88,745
		4,669,833
Commercial Services and Supplies — 0.4%
Clean Harbors, Inc.(2)	1,063	154,305
Driven Brands Holdings, Inc.(2)	5,047	154,943
Elis SA	7,307	145,145
GFL Environmental, Inc.	11,021	400,062
Healthcare Services Group, Inc.	6,633	103,541
Rentokil Initial PLC	39,534	314,740
Republic Services, Inc.	7,215	1,043,434
SPIE SA	4,356	135,964
		2,452,134
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	6,159	986,425
Ciena Corp.(2)	959	44,152
Cisco Systems, Inc.	15,630	738,518
F5, Inc.(2)	3,344	449,300
Juniper Networks, Inc.	9,923	299,179
		2,517,574
Construction and Engineering — 0.2%
Balfour Beatty PLC	23,393	112,735
Construction Partners, Inc., Class A(2)	2,861	74,214
Eiffage SA	4,252	506,089
Vinci SA(3)	3,484	430,940
		1,123,978
Construction Materials†
Eagle Materials, Inc.	373	55,282
Summit Materials, Inc., Class A(2)	2,489	68,224
		123,506
Consumer Finance†
American Express Co.	1,330	214,582
LendingTree, Inc.(2)	1,264	30,121
		244,703
Consumer Staples Distribution & Retail — 0.6%
BJ's Wholesale Club Holdings, Inc.(2)	786	60,027
Costco Wholesale Corp.	512	257,649
CP ALL PCL	209,400	396,117
Dollar Tree, Inc.(2)	5,166	794,066
Grocery Outlet Holding Corp.(2)	2,562	76,296
Koninklijke Ahold Delhaize NV	24,844	854,252
Kroger Co.	5,853	284,631
MatsukiyoCocokara & Co.	1,600	85,680
Sysco Corp.	5,837	447,931
Target Corp.	1,929	304,300
		3,560,949
Containers and Packaging — 0.5%
Amcor PLC	50,885	558,208

AptarGroup, Inc.	441	52,263
Avery Dennison Corp.	3,718	648,717
Ball Corp.	3,827	203,520
Graphic Packaging Holding Co.	4,283	105,619
Huhtamaki Oyj(3)	1,633	58,863
O-I Glass, Inc.(2)	2,911	65,410
Packaging Corp. of America	5,590	756,103
Smurfit Kappa Group PLC	18,901	700,266
Sonoco Products Co.	3,559	215,746
Verallia SA	1,453	58,978
		3,423,693
Distributors — 0.1%
D'ieteren Group	676	127,283
LKQ Corp.	3,602	207,944
		335,227
Diversified Consumer Services†
European Wax Center, Inc., Class A(2)	4,179	78,732
IDP Education Ltd.	4,653	87,415
		166,147
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	5,038	124,691
Land Securities Group PLC	15,360	130,342
Stockland	8,025	23,789
WP Carey, Inc.	3,230	239,666
		518,488
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA	11,639	490,048
IHS Holding Ltd.(2)	4,981	48,067
Internet Initiative Japan, Inc.	5,800	120,027
Verizon Communications, Inc.	13,856	538,028
		1,196,170
Electric Utilities — 0.6%
Duke Energy Corp.	5,428	536,721
Edison International	13,920	1,024,512
Evergy, Inc.	5,273	327,506
Eversource Energy	2,515	195,189
Iberdrola SA	47,562	616,313
IDACORP, Inc.	735	81,673
NextEra Energy, Inc.	10,516	805,841
Pinnacle West Capital Corp.	4,385	344,047
		3,931,802
Electrical Equipment — 0.8%
AMETEK, Inc.	5,584	770,201
Eaton Corp. PLC	3,657	611,158
Emerson Electric Co.	8,810	733,521
Generac Holdings, Inc.(2)	520	53,154
Hexatronic Group AB(3)	41	347
Legrand SA	1,899	179,748
Nexans SA	353	30,373
nVent Electric PLC	7,975	334,392
Plug Power, Inc.(2)	6,605	59,643
Regal Rexnord Corp.	4,787	623,076
Schneider Electric SE	5,594	975,548
Sensata Technologies Holding PLC	2,080	90,376

Signify NV	14,462	482,979
		4,944,516
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	2,100	356,139
Cognex Corp.	11,387	543,046
Corning, Inc.	6,347	210,847
Hexagon AB, B Shares	32,527	372,425
Jabil, Inc.	762	59,550
Jenoptik AG	1,649	52,637
Keyence Corp.	1,600	721,530
Keysight Technologies, Inc.(2)	7,411	1,071,927
Littelfuse, Inc.	147	35,609
National Instruments Corp.	1,883	109,647
Sesa SpA	170	20,835
Spectris PLC	1,597	75,630
Taiyo Yuden Co. Ltd.	2,300	70,423
TE Connectivity Ltd.	3,758	459,866
		4,160,111
Energy Equipment and Services — 0.3%
Aker Solutions ASA	18,774	67,009
Baker Hughes Co.	17,675	516,817
Expro Group Holdings NV(2)	4,471	88,928
Schlumberger NV	17,151	846,402
TGS ASA	2,332	36,571
Transocean Ltd.(2)	8,776	51,779
Weatherford International PLC(2)	2,124	137,274
		1,744,780
Entertainment — 0.3%
Electronic Arts, Inc.	3,177	404,369
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,042	75,222
Spotify Technology SA(2)	4,460	595,856
Take-Two Interactive Software, Inc.(2)	1,898	235,902
Universal Music Group NV	10,979	239,863
Walt Disney Co.(2)	2,963	303,707
		1,854,919
Financial Services — 0.3%
Adyen NV(2)	312	501,338
Mastercard, Inc., Class A	1,342	510,000
Shift4 Payments, Inc., Class A(2)	1,080	73,192
Visa, Inc., Class A	3,315	771,500
		1,856,030
Food Products — 0.7%
a2 Milk Co. Ltd.(2)	5,636	20,343
Conagra Brands, Inc.	23,896	907,092
Freshpet, Inc.(2)	1,160	80,005
Hershey Co.	5,980	1,632,899
J.M. Smucker Co.	2,358	364,099
Kerry Group PLC, A Shares	4,300	452,896
Kotobuki Spirits Co. Ltd.	1,100	81,229
Mondelez International, Inc., Class A	5,225	400,862
Nomad Foods Ltd.(2)	3,955	74,354
Sovos Brands, Inc.(2)	2,849	48,860
SunOpta, Inc.(2)	14,577	123,905
Tate & Lyle PLC	8,094	82,995
Toyo Suisan Kaisha Ltd.	1,900	84,829

Vital Farms, Inc.(2)	1,987	25,593
		4,379,961
Gas Utilities — 0.2%
Atmos Energy Corp.	2,033	232,046
Brookfield Infrastructure Corp., Class A	2,363	100,664
Nippon Gas Co. Ltd.(3)	4,400	61,875
Spire, Inc.	12,338	835,653
		1,230,238
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	10,793	850,790
Heartland Express, Inc.	18,898	273,643
Norfolk Southern Corp.	3,766	764,611
Saia, Inc.(2)	253	75,336
Uber Technologies, Inc.(2)	2,789	86,598
Union Pacific Corp.	628	122,900
XPO, Inc.(2)	923	40,778
		2,214,656
Health Care Equipment and Supplies — 0.9%
Baxter International, Inc.	1,795	85,586
Becton Dickinson & Co.	751	198,497
ConvaTec Group PLC	29,004	80,184
DENTSPLY SIRONA, Inc.	7,996	335,272
DexCom, Inc.(2)	9,300	1,128,462
Embecta Corp.	10,303	285,908
Envista Holdings Corp.(2)	8,212	316,080
EssilorLuxottica SA	3,106	614,926
Establishment Labs Holdings, Inc.(2)	1,082	75,405
Hologic, Inc.(2)	1,431	123,080
Inari Medical, Inc.(2)	1,466	97,372
Inmode Ltd.(2)	2,067	77,016
Inspire Medical Systems, Inc.(2)	378	101,164
Lantheus Holdings, Inc.(2)	1,637	139,882
Menicon Co. Ltd.	1,600	33,983
PROCEPT BioRobotics Corp.(2)	2,160	65,642
ResMed, Inc.	372	89,637
SI-BONE, Inc.(2)	3,295	72,819
Silk Road Medical, Inc.(2)	1,975	86,939
Terumo Corp.	15,400	461,165
Zimmer Biomet Holdings, Inc.	8,933	1,236,685
		5,705,704
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(2)	1,259	91,013
AmerisourceBergen Corp.	3,194	532,919
Amvis Holdings, Inc.	4,700	102,353
Cardinal Health, Inc.	4,453	365,591
Centene Corp.(2)	3,974	273,928
Cigna Group	2,118	536,468
CVS Health Corp.	4,590	336,493
Ensign Group, Inc.	1,002	97,284
HealthEquity, Inc.(2)	1,744	93,217
Henry Schein, Inc.(2)	9,429	761,958
Humana, Inc.	423	224,397
Laboratory Corp. of America Holdings	2,386	540,930
Option Care Health, Inc.(2)	2,276	73,173
Quest Diagnostics, Inc.	4,417	613,124

R1 RCM, Inc.(2)	42,383	660,751
Surgery Partners, Inc.(2)	1,747	69,286
UnitedHealth Group, Inc.	1,725	848,855
Universal Health Services, Inc., Class B	4,219	634,327
		6,856,067
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	24,968	548,547
Ventas, Inc.	2,543	122,191
Welltower, Inc.	2,602	206,131
		876,869
Health Care Technology†
Evolent Health, Inc., Class A(2)	2,918	106,244
Schrodinger, Inc.(2)	1,996	58,922
		165,166
Hotel & Resort REITs — 0.1%
CapitaLand Ascott Trust	1,420	1,153
Invincible Investment Corp.	399	172,271
Japan Hotel REIT Investment Corp.	225	127,123
Ryman Hospitality Properties, Inc.	797	71,459
		372,006
Hotels, Restaurants and Leisure — 1.0%
Airbnb, Inc., Class A(2)	9,161	1,096,297
Basic-Fit NV(2)(3)	2,390	101,353
Booking Holdings, Inc.(2)	87	233,709
Chipotle Mexican Grill, Inc.(2)	589	1,217,828
Churchill Downs, Inc.	477	139,537
Compass Group PLC	17,170	452,961
Food & Life Cos. Ltd.	2,300	55,398
Greggs PLC	2,666	94,685
H World Group Ltd., ADR(2)	10,928	512,523
Hilton Worldwide Holdings, Inc.	10,721	1,544,038
Hyatt Hotels Corp., Class A(2)	632	72,238
Planet Fitness, Inc., Class A(2)	1,957	162,705
Sands China Ltd.(2)	18,000	64,466
Sodexo SA	2,495	267,384
Trainline PLC(2)	6,760	21,148
Wingstop, Inc.	668	133,674
		6,169,944
Household Durables — 0.2%
Barratt Developments PLC	90,762	571,021
Bellway PLC	1,916	58,092
Man Wah Holdings Ltd.	56,000	47,109
SEB SA	569	65,243
Taylor Wimpey PLC	358,924	579,255
TopBuild Corp.(2)	399	89,967
		1,410,687
Household Products — 0.3%
Colgate-Palmolive Co.	2,278	181,784
Henkel AG & Co. KGaA, Preference Shares	5,915	478,219
Kimberly-Clark Corp.	4,214	610,567
Procter & Gamble Co.	2,737	428,012
		1,698,582
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,832	366,107

Industrial REITs — 0.5%
GLP J-Reit	72	82,265
Goodman Group	16,638	214,491
Mapletree Logistics Trust	52,800	69,098
Prologis, Inc.	13,018	1,630,504
Rexford Industrial Realty, Inc.	9,595	535,113
Segro PLC	49,151	517,458
Terreno Realty Corp.	2,040	125,644
Tritax Big Box REIT PLC	56,101	109,608
		3,284,181
Insurance — 0.8%
Aflac, Inc.	6,298	439,915
AIA Group Ltd.	61,800	672,821
Allstate Corp.	8,677	1,004,450
ASR Nederland NV	1,439	63,291
Chubb Ltd.	109	21,970
Hanover Insurance Group, Inc.	2,807	335,605
Kinsale Capital Group, Inc.	528	172,503
Marsh & McLennan Cos., Inc.	1,950	351,370
Prudential Financial, Inc.	2,878	250,386
Reinsurance Group of America, Inc.	3,864	549,924
RLI Corp.	954	132,654
Skyward Specialty Insurance Group, Inc.(2)	2,092	44,727
Steadfast Group Ltd.	18,591	73,293
Storebrand ASA(3)	5,642	43,531
Travelers Cos., Inc.	2,030	367,714
Willis Towers Watson PLC	2,671	618,604
		5,142,758
Interactive Media and Services — 0.8%
Alphabet, Inc., Class A(2)	15,807	1,696,723
Autohome, Inc., ADR	10,624	315,002
Baidu, Inc., Class A(2)	25,600	385,329
carsales.com Ltd.	5,179	82,130
Eventbrite, Inc., Class A(2)	8,736	63,511
Match Group, Inc.(2)	9,048	333,871
Meta Platforms, Inc., Class A(2)	2,564	616,180
QuinStreet, Inc.(2)	3,825	42,496
Tencent Holdings Ltd.	28,800	1,279,184
		4,814,426
IT Services — 0.4%
Accenture PLC, Class A	1,550	434,449
Alten SA	700	119,006
Amdocs Ltd.	5,293	482,986
Cloudflare, Inc., Class A(2)	9,898	465,701
EPAM Systems, Inc.(2)	2,064	582,956
Keywords Studios PLC	1,204	40,959
NEXTDC Ltd.(2)	21,598	165,733
Perficient, Inc.(2)	601	39,017
		2,330,807
Leisure Products†
Brunswick Corp.	1,070	90,725
Games Workshop Group PLC	417	52,049
Sankyo Co. Ltd.	1,500	66,175
Topgolf Callaway Brands Corp.(2)	3,528	78,216
		287,165

Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	9,738	1,318,817
Avantor, Inc.(2)	24,745	482,033
Bio-Techne Corp.	8,293	662,445
Danaher Corp.	1,502	355,839
Gerresheimer AG	801	87,283
ICON PLC(2)	2,916	561,884
IQVIA Holdings, Inc.(2)	6,109	1,149,897
Lonza Group AG	1,285	801,377
MaxCyte, Inc.(2)	7,139	35,695
Mettler-Toledo International, Inc.(2)	607	905,340
Tecan Group AG	135	58,829
Thermo Fisher Scientific, Inc.	764	423,944
		6,843,383
Machinery — 0.7%
Astec Industries, Inc.	1,741	71,869
ATS Corp.(2)	2,320	99,454
Cummins, Inc.	2,550	599,352
Deere & Co.	520	196,570
Georg Fischer AG	890	64,899
Graco, Inc.	6,222	493,342
IHI Corp.	1,600	40,317
IMI PLC	28,094	563,674
Interpump Group SpA	1,356	75,678
Interroll Holding AG	21	76,647
KION Group AG	1,470	60,965
Metso Outotec Oyj(3)	5,749	63,473
Oshkosh Corp.	9,632	737,041
Parker-Hannifin Corp.	1,899	616,947
Stabilus SE	711	46,466
Trelleborg AB, B Shares(3)	3,694	92,823
Valmet Oyj(3)	3,086	104,405
Weir Group PLC	3,441	79,636
Xylem, Inc.	1,851	192,208
		4,275,766
Media — 0.4%
Fox Corp., Class B	16,982	518,630
Future PLC	1,167	16,559
Interpublic Group of Cos., Inc.	9,634	344,223
Omnicom Group, Inc.	2,402	217,549
Trade Desk, Inc., Class A(2)	11,703	752,971
WPP PLC	51,002	594,399
		2,444,331
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	7,502	96,955
Allkem Ltd.(2)	4,592	37,712
AMG Advanced Metallurgical Group NV(3)	2,604	97,219
APERAM SA	1,106	41,008
Capstone Copper Corp.(2)	33,097	155,610
ERO Copper Corp.(2)	24,857	489,489
MMC Norilsk Nickel PJSC(4)	2,446	—
		917,993
Multi-Utilities — 0.1%
NorthWestern Corp.	12,038	705,668

Office REITs†
Boston Properties, Inc.	664	35,431
Cousins Properties, Inc.	1,615	35,223
Kilroy Realty Corp.	488	14,269
		84,923
Oil, Gas and Consumable Fuels — 0.8%
Antero Resources Corp.(2)	3,537	81,316
BP PLC	57,560	386,170
ConocoPhillips	8,307	854,707
Devon Energy Corp.	6,635	354,508
Diamondback Energy, Inc.	2,625	373,275
Enterprise Products Partners LP	25,772	678,061
EQT Corp.	10,381	361,674
Euronav NV	2,542	43,547
Excelerate Energy, Inc., Class A	7,795	167,592
Golar LNG Ltd.(2)	1,773	40,247
Hess Corp.	9,719	1,409,838
Kosmos Energy Ltd.(2)	14,882	95,245
Phillips 66	383	37,917
TORM PLC, Class A	891	27,888
		4,911,985
Paper and Forest Products†
Mondi PLC	8,402	133,574
Passenger Airlines — 0.1%
Southwest Airlines Co.	21,620	654,870
Personal Care Products†
Beauty Health Co.(2)(3)	7,484	85,767
Rohto Pharmaceutical Co. Ltd.	6,200	128,632
		214,399
Pharmaceuticals — 1.4%
Arvinas, Inc.(2)	814	21,335
AstraZeneca PLC	6,557	964,947
AstraZeneca PLC, ADR	11,756	860,774
Bristol-Myers Squibb Co.	7,472	498,906
Catalent, Inc.(2)	10,487	525,609
Edgewise Therapeutics, Inc.(2)(3)	2,306	20,224
Eli Lilly & Co.	447	176,949
GSK PLC	51,604	930,584
Harmony Biosciences Holdings, Inc.(2)	584	18,828
Hikma Pharmaceuticals PLC	20,827	482,369
Intra-Cellular Therapies, Inc.(2)	1,542	95,835
Merck & Co., Inc.	3,770	435,322
Novo Nordisk A/S, B Shares	9,062	1,507,503
Roche Holding AG	1,520	475,973
Sanofi, ADR	20,397	1,094,299
Takeda Pharmaceutical Co. Ltd.	7,100	235,430
UCB SA	4,690	435,971
Ventyx Biosciences, Inc.(2)	1,063	39,969
Zoetis, Inc.	1,978	347,693
		9,168,520
Professional Services — 0.5%
Adecco Group AG	20,545	706,677
ALS Ltd.	13,376	116,742
BayCurrent Consulting, Inc.	13,600	472,736
Bureau Veritas SA	19,930	574,683

CACI International, Inc., Class A(2)	102	31,959
DKSH Holding AG	766	61,012
Jacobs Solutions, Inc.	6,273	724,281
Korn Ferry	1,201	57,672
Paycor HCM, Inc.(2)	2,528	59,408
Paylocity Holding Corp.(2)	435	84,081
TechnoPro Holdings, Inc.(3)	1,400	38,197
Verisk Analytics, Inc.	2,452	475,958
Visional, Inc.(2)(3)	500	26,222
		3,429,628
Real Estate Management and Development — 0.1%
Capitaland Investment Ltd.	24,900	69,701
DigitalBridge Group, Inc.	3,571	44,387
FirstService Corp.	419	63,160
FirstService Corp. (Toronto)(3)	657	98,828
Hang Lung Properties Ltd.	17,000	31,075
PSP Swiss Property AG	903	106,338
Tokyu Fudosan Holdings Corp.	8,600	43,643
		457,132
Residential REITs — 0.2%
American Homes 4 Rent, Class A	4,671	155,357
AvalonBay Communities, Inc.	1,715	309,335
Canadian Apartment Properties REIT	3,515	128,759
Comforia Residential REIT, Inc.	27	67,549
Essex Property Trust, Inc.	2,178	478,572
Sun Communities, Inc.	892	123,926
UDR, Inc.	5,756	237,895
		1,501,393
Retail REITs — 0.3%
Agree Realty Corp.	894	60,783
Brixmor Property Group, Inc.	6,921	147,625
Kite Realty Group Trust	7,367	152,644
Link REIT	16,900	110,541
NETSTREIT Corp.	2,061	37,551
Realty Income Corp.	13,226	831,122
Regency Centers Corp.	8,958	550,290
Region RE Ltd.	21,646	35,423
Simon Property Group, Inc.	1,190	134,851
Vicinity Ltd.	39,846	55,704
		2,116,534
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(2)	3,412	304,930
AIXTRON SE	1,598	45,242
Analog Devices, Inc.	2,459	442,325
Applied Materials, Inc.	3,745	423,297
ASML Holding NV	411	260,826
Credo Technology Group Holding Ltd.(2)	2,334	18,929
Enphase Energy, Inc.(2)	2,411	395,886
GLOBALFOUNDRIES, Inc.(2)	1,770	104,076
Infineon Technologies AG	16,451	599,092
Lattice Semiconductor Corp.(2)	1,383	110,225
MACOM Technology Solutions Holdings, Inc.(2)	672	39,205
Marvell Technology, Inc.	11,526	455,047
Monolithic Power Systems, Inc.	1,404	648,606
Nova Ltd.(2)	717	65,570

NVIDIA Corp.	3,348	929,037
Onto Innovation, Inc.(2)	918	74,340
Power Integrations, Inc.	1,318	95,924
Silicon Laboratories, Inc.(2)	500	69,650
SOITEC(2)	350	51,696
SUMCO Corp.	51,100	703,731
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	687,775
Teradyne, Inc.	9,982	912,155
		7,437,564
Software — 1.8%
Adobe, Inc.(2)	304	114,778
Box, Inc., Class A(2)	2,831	74,908
Cadence Design Systems, Inc.(2)	11,284	2,363,434
CyberArk Software Ltd.(2)	211	26,291
Datadog, Inc., Class A(2)	5,366	361,561
Descartes Systems Group, Inc.(2)	975	77,260
DocuSign, Inc.(2)	2,821	139,470
Five9, Inc.(2)	1,174	76,122
Guidewire Software, Inc.(2)	700	53,333
HubSpot, Inc.(2)	2,040	858,738
JFrog Ltd.(2)	1,521	28,245
Kinaxis, Inc.(2)	764	104,919
Manhattan Associates, Inc.(2)	8,022	1,329,085
Microsoft Corp.	11,235	3,452,066
m-up Holdings, Inc.(3)	4,200	38,225
nCino, Inc.(2)	2,014	49,806
Palo Alto Networks, Inc.(2)	6,511	1,187,997
QT Group Oyj(2)(3)	758	65,366
Salesforce, Inc.(2)	1,694	336,039
ServiceNow, Inc.(2)	230	105,667
SPS Commerce, Inc.(2)	727	107,087
TeamViewer SE(2)	5,832	107,634
Tenable Holdings, Inc.(2)	3,391	125,433
Workday, Inc., Class A(2)	779	145,003
		11,328,467
Specialized REITs — 0.4%
American Tower Corp.	157	32,089
Big Yellow Group PLC	5,892	90,695
Digital Realty Trust, Inc.	1,667	165,283
Equinix, Inc.	901	652,396
Extra Space Storage, Inc.	1,264	192,178
Gaming & Leisure Properties, Inc.	818	42,536
Iron Mountain, Inc.	3,122	172,459
Keppel DC REIT	53,300	86,179
Public Storage	2,283	673,097
SBA Communications Corp.	757	197,494
VICI Properties, Inc.	6,336	215,044
Weyerhaeuser Co.	3,747	112,073
		2,631,523
Specialty Retail — 0.6%
Advance Auto Parts, Inc.	3,458	434,083
Aritzia, Inc.(2)	1,339	42,556
ASOS PLC(2)	27,187	253,023
Burlington Stores, Inc.(2)	1,540	296,927
Chewy, Inc., Class A(2)(3)	6,941	215,240

Fast Retailing Co. Ltd.	2,400	568,324
Five Below, Inc.(2)	1,461	288,343
Home Depot, Inc.	2,214	665,395
Kingfisher PLC	49,100	159,138
Murphy USA, Inc.	400	110,092
Nextage Co. Ltd.(3)	2,000	36,281
Pets at Home Group PLC	9,625	46,694
TJX Cos., Inc.	5,223	411,677
Tractor Supply Co.	642	153,053
WH Smith PLC	3,851	76,389
		3,757,215
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	11,890	2,017,495
HP, Inc.	13,062	388,072
Pure Storage, Inc., Class A(2)	1,588	36,254
Samsung Electronics Co. Ltd.	9,839	484,119
		2,925,940
Textiles, Apparel and Luxury Goods — 0.6%
Asics Corp.	4,700	131,371
Crocs, Inc.(2)	1,009	124,783
Deckers Outdoor Corp.(2)	454	217,621
HUGO BOSS AG	1,206	90,922
Li Ning Co. Ltd.	81,500	582,857
lululemon athletica, Inc.(2)	2,145	814,950
LVMH Moet Hennessy Louis Vuitton SE	952	915,711
NIKE, Inc., Class B	1,056	133,816
On Holding AG, Class A(2)	7,280	236,236
Puma SE	7,083	415,050
Tod's SpA(2)	1,757	74,266
		3,737,583
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	3,523	70,609
Beacon Roofing Supply, Inc.(2)	5,539	333,337
Beijer Ref AB(3)	4,978	81,428
Diploma PLC	2,282	77,330
Finning International, Inc.	2,682	69,502
H&E Equipment Services, Inc.	2,159	78,804
MonotaRO Co. Ltd.	25,400	384,274
MRC Global, Inc.(2)	3,156	30,739
MSC Industrial Direct Co., Inc., Class A	7,780	705,879
NOW, Inc.(2)	6,225	66,421
Rexel SA	27,661	640,728
Yamazen Corp.	5,400	41,896
		2,580,947
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.	2,600	127,408
Water Utilities†
SJW Group	1,578	119,802
Wireless Telecommunication Services — 0.1%
TIM SA	234,100	654,737
TOTAL COMMON STOCKS (Cost $159,932,764)		197,237,605
U.S. TREASURY SECURITIES — 6.2%
U.S. Treasury Bonds, 2.00%, 11/15/41	3,150,000	2,388,217
U.S. Treasury Bonds, 2.375%, 2/15/42	5,000,000	4,037,109

U.S. Treasury Bonds, 3.00%, 5/15/42		250,000	223,208
U.S. Treasury Bonds, 3.75%, 11/15/43		40,000	39,728
U.S. Treasury Bonds, 3.125%, 8/15/44		350,000	313,913
U.S. Treasury Bonds, 3.00%, 5/15/45		100,000	87,480
U.S. Treasury Bonds, 3.00%, 11/15/45		50,000	43,703
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		798,000	802,882
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		298,356	308,462
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		501,077	550,633
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		878,711	761,222
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		405,638	340,375
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		1,484,455	1,430,834
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		3,027,794	2,562,555
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		498,508	428,547
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		635,531	435,297
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52		1,080,700	738,745
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		2,154,677	2,079,897
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		417,001	408,203
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		1,660,463	1,510,678
U.S. Treasury Notes, 2.00%, 5/31/24		4,000,000	3,885,547
U.S. Treasury Notes, 1.875%, 8/31/24		4,000,000	3,865,781
U.S. Treasury Notes, 2.75%, 7/31/27		311,000	300,941
U.S. Treasury Notes, 2.25%, 8/15/27		200,000	189,676
U.S. Treasury Notes, 3.875%, 11/30/27		3,895,000	3,952,056
U.S. Treasury Notes, 1.50%, 11/30/28(5)		6,900,000	6,196,254
U.S. Treasury Notes, VRN, 5.16%, (3-month USBMMY plus 0.03%), 7/31/23		1,250,000	1,249,458
U.S. Treasury Notes, VRN, 5.17%, (3-month USBMMY plus 0.04%), 10/31/23		500,000	500,009
TOTAL U.S. TREASURY SECURITIES (Cost $42,527,056)			39,631,410
CORPORATE BONDS — 1.6%
Aerospace and Defense†
TransDigm, Inc., 6.375%, 6/15/26		50,000	50,002
TransDigm, Inc., 4.625%, 1/15/29		190,000	172,187
			222,189
Automobile Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		110,000	107,607
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	305,465
Banks — 0.6%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	139,927
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	107,309
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	118,763
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	100,000	109,430
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	102,445
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	160,998
Credit Agricole SA, 7.375%, 12/18/23	GBP	50,000	63,306
European Financial Stability Facility, 2.125%, 2/19/24	EUR	93,000	101,546
European Financial Stability Facility, 0.40%, 5/31/26	EUR	200,000	204,112
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,260,209
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	213,009
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	25,892
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24(8)		$1,000,000	999,788
			3,606,734
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		280,000	255,247

Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)	46,000	44,981
Olin Corp., 5.125%, 9/15/27	70,000	67,804
		112,785
Commercial Services and Supplies†
Clean Harbors, Inc., 6.375%, 2/1/31(6)	190,000	194,060
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)	105,000	104,345
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.90%, 8/15/37	59,000	57,235
Sprint Capital Corp., 6.875%, 11/15/28	385,000	415,408
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)	115,000	109,543
		582,186
Electric Utilities†
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	34,171
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	34,880
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)	57,000	57,101
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	55,798
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	43,000	42,607
		224,557
Financial Services†
Allen C Stonecipher Life Insurance Trust, VRDN, 4.91%, 5/5/23 (LOC: FHLB)	5,000	5,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	11,244
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	71,643
		82,887
Health Care Providers and Services — 0.1%
CVS Health Corp., 4.78%, 3/25/38	40,000	38,224
DaVita, Inc., 4.625%, 6/1/30(6)	270,000	235,432
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	49,888
		323,544
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)	110,000	96,602
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)	142,000	143,395
MGM Resorts International, 4.625%, 9/1/26	39,000	37,349
Station Casinos LLC, 4.625%, 12/1/31(6)	530,000	454,308
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	200,000	192,581
		924,235
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	236,333
Meritage Homes Corp., 5.125%, 6/6/27	190,000	186,491
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)	136,000	112,943
		535,767
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)	86,000	84,309
Leisure Products†
Mattel, Inc., 5.45%, 11/1/41	200,000	178,040
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	85,000	66,516
Metals and Mining — 0.1%
ATI, Inc., 4.875%, 10/1/29	240,000	221,484
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(6)	235,000	213,154
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	212,187
		646,825

Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(6)		58,000	49,528
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		30,000	27,627
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		65,000	66,608
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		90,000	88,785
Enterprise Products Operating LLC, 4.85%, 3/15/44		92,000	86,007
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		42,000	44,714
MEG Energy Corp., 5.875%, 2/1/29(6)		120,000	115,342
Petroleos Mexicanos, 6.70%, 2/16/32		50,000	38,526
Southwestern Energy Co., 5.70%, 1/23/25		21,000	20,983
			460,965
Passenger Airlines†
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		163,077	160,328
Personal Care Products†
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		180,000	159,635
Specialty Retail†
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)		210,000	179,865
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)		130,000	113,895
T-Mobile USA, Inc., 3.375%, 4/15/29		160,000	146,791
			260,686
TOTAL CORPORATE BONDS (Cost $10,574,759)			9,860,932
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Australia†
Australia Government Bond, 3.00%, 3/21/47	AUD	120,000	68,861
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	71,470
			140,331
Austria†
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	41,000	42,342
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	29,000	35,618
			77,960
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	27,000	33,416
Canada — 0.2%
Canadian Government Bond, 0.25%, 3/1/26	CAD	850,000	574,971
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	145,401
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	157,911
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	95,525
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	13,632
			987,440
China — 0.5%
China Government Bond, 2.88%, 11/5/23	CNY	19,000,000	2,754,109
China Government Bond, 3.25%, 6/6/26	CNY	400,000	59,164
China Government Bond, 3.29%, 5/23/29	CNY	300,000	44,995
			2,858,268
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	33,077
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	11,359
			44,436
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	58,000	65,701
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	350,000	264,799
			330,500

France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	1,050,000	917,023
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	40,000	22,380
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	81,872
Italy†
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	37,167
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	237,330
			274,497
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	56,927
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	198,248
Netherlands†
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	100,000	103,178
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	27,000	30,126
			133,304
Norway†
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	85,000	7,969
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	510,000	45,496
			53,465
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	62,272
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	51,174
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	165,993
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	3,924
			169,917
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	33,760
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	98,224
			131,984
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,100,000	1,256,016
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	28,207
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,037,034)			7,909,637
COLLATERALIZED LOAN OBLIGATIONS — 0.5%
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/31(6)		245,928	244,497
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.01%, (3-month LIBOR plus 1.75%), 4/17/30(6)		250,000	236,667
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/30(6)		200,000	192,823
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.37%, (3-month LIBOR plus 1.12%), 7/20/31(6)		175,000	173,741
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.36%, (3-month LIBOR plus 2.10%), 7/18/30(6)		175,000	168,265
KKR CLO Ltd., Series 2022A, Class B, VRN, 6.85%, (3-month LIBOR plus 1.60%), 7/20/31(6)		300,000	291,794
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/31(6)		300,000	296,040
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.36%, (3-month LIBOR plus 2.10%), 1/25/32(6)		300,000	292,797
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.93%, (3-month LIBOR plus 2.68%), 1/20/35(6)		200,000	191,322
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.41%, (1-month LIBOR plus 1.45%), 10/16/36(6)		398,000	384,831
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 6.99%, (3-month SOFR plus 2.00%), 4/15/30(6)		175,000	170,456
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.60%, (3-month LIBOR plus 2.35%), 1/20/32(6)		200,000	192,957

Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.96%, (3-month LIBOR plus 1.70%), 4/18/33(6)	500,000	486,951
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,412,798)		3,323,141
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	121,103
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 3.82%, 5/1/23	2,450,000	2,450,000
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	51,430
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	37,583
New York City GO, 6.27%, 12/1/37	5,000	5,727
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	81,278
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	35,919
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	73,501
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	97,730
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	157,093
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	11,211
State of California GO, 4.60%, 4/1/38	30,000	29,869
State of California GO, 7.55%, 4/1/39	20,000	26,303
State of California GO, 7.30%, 10/1/39	25,000	31,395
State of California GO, 7.60%, 11/1/40	40,000	53,130
State of Washington GO, 5.14%, 8/1/40	20,000	21,040
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	30,000	32,690
TOTAL MUNICIPAL SECURITIES (Cost $3,275,805)		3,317,002
PREFERRED STOCKS — 0.2%
Automobiles†
Volkswagen International Finance NV, 3.875%	300,000	276,957
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	326,858
Electric Utilities†
Electricite de France SA, 3.375%	200,000	164,493
Enel SpA, 2.25%	100,000	95,354
		259,847
Insurance — 0.1%
Allianz SE, 2.625%	200,000	155,838
Allianz SE, 4.75%	100,000	109,754
Assicurazioni Generali SpA, 4.60%	100,000	107,573
Intesa Sanpaolo Vita SpA, 4.75%	100,000	106,170
		479,335
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	184,430
TOTAL PREFERRED STOCKS (Cost $2,003,584)		1,527,427
ASSET-BACKED SECURITIES — 0.2%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	204,686	179,900
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	30,336	29,429
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	273,669
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	338,425	295,409
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	560,519	493,961
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	83,075	80,387
TOTAL ASSET-BACKED SECURITIES (Cost $1,524,970)		1,352,755
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	557	232,637
iShares Russell Mid-Cap Value ETF(3)	10,224	1,086,095
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,285,470)		1,318,732

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,508	2,303
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 6.52%, (30-day average SOFR plus 1.70%), 12/27/33(6)	472,984	472,064
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	8,848	8,061
		482,428
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 7.62%, (1-month LIBOR plus 2.60%), 5/25/24	94,404	95,142
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $577,747)		577,570
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.91%, (12-month LIBOR plus 1.87%), 7/1/36	8,614	8,727
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	12,687	12,965
FHLMC, VRN, 4.26%, (1-year H15T1Y plus 2.26%), 4/1/37	15,797	16,146
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	5,576	5,524
FNMA, VRN, 5.21%, (6-month LIBOR plus 1.57%), 6/1/35	8,977	9,041
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	8,361	8,405
FNMA, VRN, 5.86%, (6-month LIBOR plus 1.54%), 9/1/35	2,539	2,562
FNMA, VRN, 4.28%, (1-year H15T1Y plus 2.15%), 3/1/38	17,928	18,327
		81,697
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
GNMA, 7.50%, 10/15/25	351	351
GNMA, 6.00%, 3/15/26	1,298	1,325
GNMA, 7.00%, 12/15/27	1,622	1,635
GNMA, 7.00%, 5/15/31	4,039	4,243
GNMA, 5.50%, 11/15/32	6,573	6,775
GNMA, 6.50%, 10/15/38	123,238	131,295
GNMA, 4.50%, 6/15/41	105,252	106,697
		252,321
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $333,409)		334,018
SHORT-TERM INVESTMENTS — 5.2%
Certificates of Deposit — 0.8%
Bank of Montreal, VRN, 5.44%, (SOFR plus 0.63%), 9/12/23	3,500,000	3,504,042
Nordea Bank Abp, VRN, 5.41%, (SOFR plus 0.60%), 10/11/23	1,000,000	1,001,301
Wells Fargo Bank N.A., VRN, 5.36%, (SOFR plus 0.55%), 1/5/24	750,000	750,492
		5,255,835
Commercial Paper(9) — 1.5%
Alinghi Funding Co. LLC, 5.43%, 7/13/23 (LOC: UBS AG)(6)	700,000	692,348
Chesham Finance Ltd. / Chesham Finance LLC, 4.96%, 5/1/23(6)	4,700,000	4,698,113
Svenska Handelsbanken AB, VRN, 5.33%, (SOFR plus 0.53%), 5/19/23(6)	800,000	800,202
Svenska Handelsbanken AB, VRN, 5.59%, (SOFR plus 0.79%), 11/1/23(6)	1,000,000	1,002,037
UBS AG, VRN, 5.47%, (SOFR plus 0.65%), 6/29/23(6)	700,000	700,000
UBS AG, VRN, 5.41%, (SOFR plus 0.58%), 9/22/23(6)	600,000	600,000
Versailles Commercial Paper LLC, 5.64%, 6/7/23 (LOC: Natixis)(6)	1,000,000	994,409
		9,487,109
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,084,756	12,084,756
State Street Navigator Securities Lending Government Money Market Portfolio(10)	1,175,107	1,175,107
		13,259,863
Treasury Bills(9) — 0.8%
U.S. Treasury Bills, 4.72%, 6/1/23	350,000	348,712
U.S. Treasury Bills, 4.70%, 6/15/23	1,500,000	1,491,155
U.S. Treasury Bills, 5.17%, 7/20/23	2,300,000	2,274,981

U.S. Treasury Bills, 4.91%, 8/8/23	750,000	739,726
		4,854,574
TOTAL SHORT-TERM INVESTMENTS (Cost $32,851,688)		32,857,381
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $565,202,234)		641,869,901
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,879,235)
TOTAL NET ASSETS — 100.0%		$638,990,666

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	141,255	AUD	211,483	Bank of America N.A.	6/15/23	$1,054
CAD	32,262	USD	23,993	Bank of America N.A.	6/30/23	(152)
CAD	13,068	USD	9,667	Goldman Sachs & Co.	6/30/23	(10)
CAD	12,373	USD	9,091	Goldman Sachs & Co.	6/30/23	52
USD	968,795	CAD	1,325,912	UBS AG	6/15/23	(10,703)
USD	8,783	CAD	11,794	Bank of America N.A.	6/30/23	68
USD	247,370	CAD	337,836	Goldman Sachs & Co.	6/30/23	(2,276)
USD	273,241	CAD	374,912	Goldman Sachs & Co.	6/30/23	(3,803)
USD	62,972	CAD	86,392	Goldman Sachs & Co.	6/30/23	(868)
USD	23,001	CAD	31,057	Goldman Sachs & Co.	6/30/23	51
USD	32,405	CAD	43,743	Goldman Sachs & Co.	6/30/23	81
USD	7,360	CAD	9,935	Goldman Sachs & Co.	6/30/23	18
USD	6,871	CAD	9,232	Goldman Sachs & Co.	6/30/23	50
USD	10,595	CAD	14,295	Goldman Sachs & Co.	6/30/23	31
USD	11,256	CAD	15,112	Goldman Sachs & Co.	6/30/23	88
USD	11,794	CAD	15,715	Goldman Sachs & Co.	6/30/23	181
USD	9,026	CAD	12,050	Goldman Sachs & Co.	6/30/23	122
USD	10,980	CAD	14,760	Goldman Sachs & Co.	6/30/23	73
USD	8,747	CAD	11,873	Goldman Sachs & Co.	6/30/23	(27)
USD	167,466	CHF	155,071	Morgan Stanley	6/15/23	(6,877)
USD	6,011,408	CNY	41,247,274	Morgan Stanley	6/15/23	34,091
EUR	6,498	USD	7,051	JPMorgan Chase Bank N.A.	6/30/23	133
EUR	6,114	USD	6,711	JPMorgan Chase Bank N.A.	6/30/23	48
EUR	8,349	USD	9,190	JPMorgan Chase Bank N.A.	6/30/23	41
EUR	5,380	USD	5,921	JPMorgan Chase Bank N.A.	6/30/23	27
EUR	123,474	USD	133,983	JPMorgan Chase Bank N.A.	6/30/23	2,522
EUR	68,492	USD	75,917	JPMorgan Chase Bank N.A.	6/30/23	(196)
USD	5,690,340	EUR	5,337,830	Goldman Sachs & Co.	6/15/23	(205,883)
USD	232,971	EUR	215,654	JPMorgan Chase Bank N.A.	6/30/23	(5,444)
USD	9,532	EUR	8,734	JPMorgan Chase Bank N.A.	6/30/23	(123)
USD	3,174,066	EUR	2,938,134	JPMorgan Chase Bank N.A.	6/30/23	(74,164)
USD	101,625	EUR	92,906	JPMorgan Chase Bank N.A.	6/30/23	(1,087)
GBP	10,340	USD	12,904	Bank of America N.A.	6/30/23	106
GBP	5,729	USD	7,105	Bank of America N.A.	6/30/23	104
USD	1,430,953	GBP	1,191,895	Bank of America N.A.	6/15/23	(68,328)
USD	257,187	GBP	209,318	Bank of America N.A.	6/30/23	(6,190)
USD	7,263	GBP	5,869	Bank of America N.A.	6/30/23	(121)
USD	7,541	GBP	6,008	Bank of America N.A.	6/30/23	(20)
USD	6,232	GBP	5,030	Bank of America N.A.	6/30/23	(97)
USD	8,205	GBP	6,567	Bank of America N.A.	6/30/23	(59)
USD	140,989	THB	4,850,729	Bank of America N.A.	6/15/23	(1,662)
						$(349,149)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	10	June 2023	$1,493,736	$45,165
Korean Treasury 10-Year Bonds	3	June 2023	254,924	1,184
U.K. Gilt 10-Year Bonds	3	June 2023	382,530	3,449
U.S. Treasury 5-Year Notes	135	June 2023	14,815,195	370,987
U.S. Treasury 10-Year Notes	78	June 2023	8,985,844	(1,884)
U.S. Treasury 10-Year Ultra Notes	47	June 2023	5,708,297	205,901
			$31,640,526	$624,802
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Sell	5.00%	6/20/27	$7,154,000	$(134,211)	$402,155	$267,944
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,926,666. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,479,917.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,407,264, which represented 2.9% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,052,879, which includes securities collateral of $1,877,772.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$342,622,291	—	—
Common Stocks	141,352,895	$55,884,710	—
U.S. Treasury Securities	—	39,631,410	—
Corporate Bonds	—	9,860,932	—
Sovereign Governments and Agencies	—	7,909,637	—
Collateralized Loan Obligations	—	3,323,141	—
Municipal Securities	—	3,317,002	—
Preferred Stocks	—	1,527,427	—
Asset-Backed Securities	—	1,352,755	—
Exchange-Traded Funds	1,318,732	—	—
Collateralized Mortgage Obligations	—	577,570	—
U.S. Government Agency Mortgage-Backed Securities	—	334,018	—
Short-Term Investments	13,259,863	19,597,518	—
	$498,553,781	$143,316,120	—
Other Financial Instruments
Futures Contracts	$576,888	$49,798	—
Swap Agreements	—	267,944	—
Forward Foreign Currency Exchange Contracts	—	38,941	—
	$576,888	$356,683	—
Liabilities
Other Financial Instruments
Futures Contracts	$1,884	—	—
Forward Foreign Currency Exchange Contracts	—	$388,090	—
	$1,884	$388,090	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,697	—	—	$(298)	$13,399	288	—	$359
American Century Emerging Markets Bond ETF	5,183	—	—	(128)	5,055	133	—	214
American Century Focused Dynamic Growth ETF(3)	31,492	$2,973	$2,664	(433)	31,368	541	$(419)	—
American Century Focused Large Cap Value ETF	42,099	1,450	4,040	(159)	39,350	658	925	1,723
American Century Multisector Income ETF	23,858	—	—	(559)	23,299	532	—	799
American Century Quality Diversified International ETF	28,343	2,002	707	2,685	32,323	726	(114)	435
American Century Short Duration Strategic Income ETF	—	3,580	—	58	3,638	71	—	70
American Century STOXX U.S. Quality Growth ETF	32,960	530	2,884	1,045	31,651	495	(327)	118
American Century STOXX U.S. Quality Value ETF	43,021	630	4,474	(357)	38,820	810	(203)	795
Avantis Emerging Markets Equity ETF	38,565	2,334	6,854	1,749	35,794	678	(1,103)	588
Avantis International Equity ETF	28,132	251	619	2,726	30,490	521	(100)	278
Avantis International Small Cap Value ETF	8,393	111	555	515	8,464	142	21	106
Avantis U.S. Equity ETF	44,231	554	3,467	(1,093)	40,225	565	1,227	509
Avantis U.S. Small Cap Value ETF	16,012	27	4,699	(2,594)	8,746	120	2,251	155
	$355,986	$14,442	$30,963	$3,157	$342,622	6,280	$2,158	$6,149
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.